Interests in associates and joint ventures - Share of profit (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Share of profit in associates and joint ventures	$ 1,626	$ 1,583
Bank of Communications Co., Limited
Disclosure of associates [line items]
Share of profit in associates and joint ventures	1,257	1,317
Saudi Awwal Bank
Disclosure of associates [line items]
Share of profit in associates and joint ventures	317	272
Other associates and joint ventures
Disclosure of associates [line items]
Share of profit in associates and joint ventures	$ 52	$ (6)